Cover	Jun. 03, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 03, 2021
Entity Registrant Name	DuPont de Nemours, Inc.
City Area Code	(302)
Local Phone Number	774-3034
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001666700
Amendment Flag	false
Entity File Number	001-38196
Entity Tax Identification Number	81-1224539
Entity Address, Address Line One	974 Centre Road,
Entity Address, Address Line Two	Building 730
Entity Address, City or Town	Wilmington,
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19805
Entity Incorporation, State or Country Code	DE
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	DD
Security Exchange Name	NYSE